Schedule I Condensed Financial Information of Parent Company - Cash flows (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net loss		$ (39,407)	$ (29,987)	$ (4,819)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Share-based compensation		3,196	2,518	4,318
Equity in losses of subsidiaries and VIEs		34
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		106	3,639	(1,148)
Accrued expenses and other current liabilities		(4,674)	9,465	3,042
Net cash provided by (used in) operating activities		(37,901)	(6,889)	15,152
Cash flows from investing activities
Purchase of term deposit		(37,708)	(84,855)	(79,958)
Maturity of term deposit		43,054	157,519
Net cash (used in) provided by investing activities		3,138	69,181	(83,552)
Cash flows from financing activities
Proceeds from exercise of share options		122	230	193
Proceeds from initial public offering	$ 75,030			75,030
Repurchase of ordinary shares		(9,346)	(10,650)
Payment of professional fees related to initial public offering				(3,127)
Net cash provided by (used in) financing activities		(9,224)	(10,420)	72,096
Net increase (decrease) in cash and cash equivalents		(43,987)	51,872	3,696
Cash and cash equivalents at beginning of year		75,358	23,745	19,972
Cash and cash equivalents at end of year		30,901	75,358	23,745
LightInTheBox Holding Co., Ltd.
Net loss		(39,407)	(29,987)	(4,819)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Share-based compensation		3,196	2,518	4,318
Equity in losses of subsidiaries and VIEs		33,570	25,325	716
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		856	854	(2,014)
Accrued expenses and other current liabilities		(475)	139	1,267
Net cash provided by (used in) operating activities		(2,260)	(1,151)	(532)
Cash flows from investing activities
Purchase of term deposit		(14,380)	(81,557)	(79,958)
Maturity of term deposit		20,182	155,713
Amounts due from subsidiaries and VIEs		(37,926)	(12,898)	4,316
Net cash (used in) provided by investing activities		(32,124)	61,258	(75,642)
Cash flows from financing activities
Proceeds from exercise of share options		122	230	193
Proceeds from initial public offering				75,030
Repurchase of ordinary shares		(9,346)	(10,650)
Payment of professional fees related to initial public offering				(3,127)
Net cash provided by (used in) financing activities		(9,224)	(10,420)	72,096
Net increase (decrease) in cash and cash equivalents		(43,608)	49,687	(4,078)
Cash and cash equivalents at beginning of year		53,691	4,004	8,082
Cash and cash equivalents at end of year		$ 10,083	$ 53,691	$ 4,004